Fair Value Measurements and Available for Sale Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure Text Block [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy:

	Fair Value Measurements at End of Period Using:
(in thousands)	Fair Value	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At June 30, 2026
Money market funds(1)	$140,791	$140,791	$—	$—
Mutual funds(1)	26,186	26,186	—	—
At December 31, 2025
Money market funds(1)	$140,380	$140,380	$—	$—
Mutual funds(1)	91,359	91,359	—	—
U.S. Treasury securities(2)	63,268	63,268	—	—
Commercial and corporate obligations(2)	10,174	—	10,174	—

(1)	Included in cash and cash equivalents in the accompanying balance sheets.
(2)	Included in short-term investments in the accompanying balance sheets.

The following table summarizes our assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy:

	Fair Value Measurements at End of Period Using:
(in thousands)	Fair Value	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
At December 31, 2025
Money market funds(1)	$140,380	$140,380	$—	$—
Mutual funds(1)	91,359	91,359	—	—
U.S. Treasury securities(2)	63,268	63,268	—	—
Commercial and corporate obligations(2)	10,174	—	10,174	—
At December 31, 2024
Money market funds(1)	$104,553	$104,553	$—	$—
Mutual funds(1)	9,376	9,376	—	—
U.S. Treasury securities(1)(2)	284,495	284,495	—	—
Agency securities(2)	7,579	—	7,579	—
Commercial and corporate obligations(2)	10,652	—	10,652	—

(1)	Included in cash and cash equivalents in the accompanying combined balance sheets.
(2)	Included in short-term or long-term investments in the accompanying combined balance sheets depending on the respective maturity date.

Schedule of Available-for-sale Investments	As of June 30, 2026, we did not have any available-for-sale investments by security type, classified in short-term or long-term investments.
The aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale
inv
es
tments by security type, classified in ca
sh
equivalents, short-term and long-term investments as of December 31, 2025 are as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Total Fair Value
Commercial and corporate obligations (1)	10,152	22	10,174
U.S. Treasury securities (2)	63,107	161	63,268

Total available-for-sale investments	$73,259	$183	$73,442

(1)
Of our outstanding commercial and corporate obligations, $10.2 million have maturity dates of less than one year and $0.0 million have a maturity date of between one
to
two
years as of December 31, 2025.

(2)	Of our outstanding U.S. Treasury securities, $63.3 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
classified in short-term and long-term investments as of December 31, 2025 are as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Total Fair Value
Commercial and corporate obligations (1)	$10,152	$22	$—	$10,174
U . S . Treasury securities (2)	63,107	161	—	63,268

Total available-for-sale investments	$73,259	$183	$—	$73,442

(1)
Of our outstanding commercial and corporate
obligations, $10.2 million have maturity dates of less than one year and $0.0 million have a maturity date of between one
to
two
years as of December 31, 2025.

(2)	Of our outstanding U.S. Treasury securities, $63.3 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2025.
The aggregate market value, cost basis, and gross unrealized gains and losses of available-for-sale
investments by security type, classified in cash equivalents, short-term and long-term investments as of December 31, 2024 are as follows:

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Total Fair Value
Agency securities (1)	$7,587	$—	$(8)	$7,579
Commercial and corporate obligations (2)	10,642	10	—	10,652
U . S . Treasury securities (3)	283,985	517	(7)	284,495

Total available-for-sale investments	$302,214	$527	$(15)	$302,726

(1)	Of our outstanding agency securities, $7.6 million have maturity dates of less than one year and $0.0 million have a maturity date of between one to two years as of December 31, 2024.
(2)
Of our outstanding commercial and corporate
obligations, $10.7 million have maturity dates of less than one year and $0.0 million have a maturity date of between one
to
two
years as of December 31, 2024.

(3)	Of our outstanding U.S. Treasury securities, $249.0 million have maturity dates of less than one year and $35.5 million have a maturity date of between one to two years as of December 31, 2024.

Summary of gross unrealized losses and fair values	The following table presents gross unrealized losses and fair values for those investments that were in an unrealized loss position as of December 31, 2024, aggregated by investment category and the length of time that individual securities have been in a continuous loss position:

	December 31, 2024
	Less than 12 Months		12 Months or Greater		Total
(in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Agency securities	$7,579	$(8)	$—	$—	$7,579	$(8)
U . S . Treasury Securities	25,250	(7)	—	—	25,250	(7)

Total	$32,829	$(15)	$—	$—	$32,829	$(15)